Intangible assets, net	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Intangible assets, net
Intangible assets, net
11.	Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2022	2021
Software	$6,073,217	$5,867,028
Courseware	32,954,121	31,835,306
Copyrights	13,275,393	10,850,212
	52,302,731	48,552,546
Less: accumulated amortization	(36,970,335)	(28,136,085)
Intangible assets, net	$15,332,396	$20,416,461

During the years ended March 31, 2022 and 2021, the Group had no impaired or pledged intangible assets.

Addition to intangible assets for the year ended March 31, 2022 was $2,043,862. There was no disposal of intangible assets for the year ended March 31, 2022.

Amortization expenses were $7,771,842 and $6,651,329 for the years ended March 31, 2022 and 2021, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2022:

2023	$6,333,619
2024	3,749,795
2025	2,911,762
2026	2,048,788
Thereafter	288,432
Total	$15,332,396

8.Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2021	2020
Software	$5,867,028	$5,441,560
Courseware	31,835,306	25,998,130
Copyrights	10,850,212	4,064,869
	48,552,546	35,504,559
Less: accumulated amortization	(28,136,085)	(19,738,351)
Courseware development in progress	—	3,528,532
Intangible assets, net	$20,416,461	$19,294,740

Courseware development in progress represented the advance payment made to a third party as of March 31, 2020, which has completed as of March 31, 2021.

During the years ended March 31, 2021 and 2020, the Group had no impaired or pledged intangible assets.

Additions to intangible assets for the years ended March 31, 2021 and 2020 were $7,773,051 and $8,728,734, respectively. There were no disposals of intangible assets for the years ended March 31, 2021 and 2020.

Amortization expenses were $6,651,329 and $6,309,065 for the years ended March 31, 2021 and 2020, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2021:

2022	$7,462,511
2023	5,723,772
2024	3,227,672
2025	2,418,091
Thereafter	1,584,415
Total	$20,416,461